Subsequent events (Details) - 2027 Notes - USD ($) $ in Thousands	Jan. 23, 2025	Jan. 29, 2025	Jan. 15, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 13, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Notes Payable				$ 379,265	$ 379,265
Redemption price, amount				$ 1,904		$ 4,627	$ 154,407	$ 18,364
Subsequent event
Subsequent Event [Line Items]
Notes Payable			$ 385,986
Tender offer consideration	$ 1
Redemption price, amount		$ 136,145	$ 6,721